ACQUISITIONS ACQUISITIONS (Notes)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
ACQUISITIONS
ACQUISITIONS

In November 2014, ONEOK Partners completed the acquisition of an 80 percent interest in WTLPG and a 100 percent interest in the Mesquite Pipeline for approximately $800 million from affiliates of Chevron Corporation, and ONEOK Partners became the operator of both pipelines. Financing to close this transaction came from available cash on hand and borrowings under its existing commercial paper program.

We accounted for the West Texas LPG acquisition as a business combination which, among other things, requires assets acquired and liabilities assumed to be measured at their acquisition-date fair values.

The final purchase price allocation and assessment of the fair value of the assets acquired as of the acquisition date were as follows:

(Thousands of dollars)
Cash	$13,839
Accounts receivable	9,132
Other current assets	3,369
Property, plant and equipment
Regulated	812,716
Nonregulated	157,643
Total property, plant and equipment	970,359
Total fair value of assets acquired	996,699

Accounts payable	(8,621)
Other liabilities	(10,867)
Total fair value of liabilities acquired	(19,488)

Less: Fair value of noncontrolling interest	(162,438)
Net assets acquired	814,773
Less: Cash received	(13,839)
Net cash paid for acquisition	$800,934

Beginning November 29, 2014, the results of operations for West Texas LPG are included in the Natural Gas Liquids segment. We consolidate WTLPG and have recorded noncontrolling interests in consolidated subsidiaries on our Consolidated Statements of Income and Consolidated Balance Sheets to recognize the portion of WTLPG that ONEOK Partners does not own. The portion of the assets and liabilities of WTLPG acquired attributable to noncontrolling interests was accounted for as noncash activity. The fair value of the noncontrolling interest of WTLPG was estimated by applying a market approach.

Revenues and earnings related to West Texas LPG have been included within our Consolidated Statements of Income since the acquisition date. Supplemental pro forma revenue and earnings reflecting this acquisition as if it had occurred as of January 1, 2014, are not materially different from the information presented in the accompanying Consolidated Statements of Income and are, therefore, not presented.

The limited partnership agreement of WTLPG provides that cash distributions to the partners are to be made on a pro rata basis according to each partner’s ownership interest. Cash distributions are equal to 100 percent of distributable cash as defined in the limited partnership agreement of WTLPG. Any changes to, or suspension of, the cash distributions from WTLPG requires the approval of a minimum of 90 percent of the ownership interest and a minimum of two general partners of WTLPG.